Accounts Receivable - Summary of Loss Allowances for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Beginning Balance	¥ 14	¥ 11
Provision for loss allowance recognized in income statement	9	8
Receivables written off during the year as uncollectible	(3)	(5)
Ending Balance	¥ 20	¥ 14